CAPITAL STOCK (Tables)	12 Months Ended
Sep. 30, 2013
Stockholders' Equity Note [Abstract]
Schedule of summary of the securities issued as part of the purchase agreements

Securities Issued	Initial Purchase Agreement		Second Purchase Agreement
	Shares issued	Price per share	Shares issued	Price per share
Common Stock	179,211	$11.16	178,253	$11.22
Series A Warrants	179,211	$13.39	178,253	$14.59
Series B Warrants	492,831	$13.39	490,196	$14.59
Series C Warrants	448,029	$13.39	445,633	$14.59
Series A Preferred Stock	5,500	$1,000	—	$—
Series B Preferred Stock	—	$—	5,500	$1,000